Income taxes	3 Months Ended
Mar. 31, 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of income tax [text block]
16 INCOME AND SOCIAL CONTRIBUTION TAXES
The Company management believes in the validity of the provisions of international treaties entered by Brazil to avoid double taxation. In order to ensure its right to non-double taxation, the Company filed a lawsuit in April 2019, which aims to exempt the double taxation in Brazil, of profits earned by its subsidiary located in Austria, according to Law No. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the aforementioned lawsuit, the Company decided not to add the profit from Suzano International Trading GmbH, located in Austria, when determining its taxable income and social contribution basis of the net profit of the Company for the three month period ended in March 31, 2026. There is no provision for tax related to the non-double taxation profits of such subsidiary in 2026. Disclosures about uncertain tax positions for income tax and social contribution (IFRIC 23) are presented in Note 24.2.
16.1 Deferred taxes
16.1.1 Deferred income and social contribution taxes

	03/31/2026	12/31/2025
Tax loss carried forward	1,206,479	982,480
Negative tax basis of social contribution carried forward	469,232	381,600

Assets - temporary differences
Provision for judicial liabilities	278,731	269,757
Operating provisions	423,506	559,288
Provisions for other losses	615,735	619,567
Employee benefit plans	254,323	251,990
Exchange rate variations	2,229,871	3,443,822
Amortization of fair value adjustments arising from business combinations	620,309	620,973
Unrealized profit on inventories	165,942	237,740
Leases (1)	502,970	541,431
	6,767,098	7,908,648

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,950,178	1,878,119
Property, plant and equipment - deemed cost	975,823	985,901
Depreciation for tax-incentive reason (2)	652,610	668,603
Capitalized loan costs	918,046	937,829
Fair value of biological assets	1,344,119	1,425,535
Deferred taxes, net of fair value adjustments	311,032	313,464
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	110,407	115,003
Derivatives gains (“MtM”) (1)	1,099,998	66,308
Provision of deferred taxes on results of subsidiaries abroad	53,597
Other temporary differences	13,924	13,872
	7,429,734	6,404,634

Non-current assets	112,237	1,504,014
Non-current liabilities	774,873
(1)The Company presents a net balance of derivatives and leases, as gains and losses from deferred taxes are offset simultaneously. For the derivatives line, the passive temporary difference was R$3,864,816 and asset temporary difference of R$2,764,818 (passive temporary difference was R$3,065,768 and asset temporary difference of R$3,001,133 as of December 31, 2025). For the lease line, the passive temporary difference was R$4,873,026 and asset temporary difference was R$5,375,996 (passive temporary difference was R$1,767,605 and asset temporary difference was R$2,309,036 as of December 31, 2025).
(2)Tax depreciation is taken as a benefit only in the income tax calculation bases.
16.1.2 Breakdown of accumulated tax losses and social contribution tax losses carried forward

	03/31/2026	12/31/2025
Tax loss carried forward	4,825,916	3,929,920
Negative tax basis of social contribution carried forward	5,213,689	4,240,000
16.1.3 Roll-forward of deferred tax assets

	03/31/2026	12/31/2025
Opening balance	1,504,014	7,971,419
Tax loss carried forward	223,999	185,649
Negative tax basis of social contribution carried forward	87,632	74,457
Provision for judicial liabilities	8,974	(55,116)
Operating provisions and other losses	(137,281)	122,493
Exchange rate variation	(1,213,951)	(3,941,212)
Derivative (gains) losses (“MtM”)	(1,033,690)	(2,297,143)
Amortization of fair value adjustments arising from business combinations	1,768	23,905
Unrealized profit on inventories	(71,798)	(301,417)
Leases	(38,461)	(65,513)
Goodwill - tax benefit on unamortized goodwill	(72,059)	(288,232)
Property, plant and equipment - deemed cost	10,078	80,982
Depreciation accelerated for tax-incentive reason	15,993	65,037
Capitalized loan costs	19,783	9,653
Fair value of biological assets	81,416	(108,440)
Deferred taxes on the results of subsidiaries abroad	(53,597)
Credits on exclusion of ICMS from the PIS/COFINS tax base	4,596	22,925
Other temporary differences	(52)	4,567
Closing balance	(662,636)	1,504,014
16.2 Reconciliation of the effects of income tax and social contribution on profit or loss

	03/31/2026	03/31/2025
Net income (loss) before taxes	6,391,572	9,955,248
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(2,173,134)	(3,384,784)

Tax effect on permanent differences
Impact of the taxation difference on profit of associates in Brazil and abroad (1)	94,815	(283,517)
Equity method	(6,926)	(5,806)
Credit related to Reintegra Program	2,463	2,912
Director bonuses	(3,441)	(11,912)
Tax incentives (Note 12.3)	2,195	67,802
Other exclusions permanent	4,447	8,235
	(2,079,581)	(3,607,070)
Income tax
Current	88,836	(57,542)
Deferred	(1,594,376)	(2,592,733)
	(1,505,540)	(2,650,275)
Social Contribution
Current	(1,299)	(9,558)
Deferred	(572,742)	(947,237)
	(574,041)	(956,795)
Income tax and social contribution result for the period	(2,079,581)	(3,607,070)
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.
16.3 Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
São Luís (MA)	Itacel	2033
Eunápolis (BA)	Veracel	2033

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2034
16.4 OECD PILLAR TWO MODEL RULES
In December 2021, the Organisation for Economic Co-operation and Development (“OECD”) announced the guidelines for the Pillar Two model, aiming for a reform in international corporate taxation to ensure that multinational economic groups, covered by such regulations, contribute an effective minimum tax at a rate of 15% on profits. Each country's effective profit tax rate, as calculated by this model, is called the GloBE (Global Anti-Base Erosion Rules) effective tax rate. These rules await approval in the local legislation of each country. In the context of Suzano, compliance with OECD guidelines on international taxation is a strategic priority.
Based on the calculations performed under the GloBE Simplifying Transition Rules (RSGT), there is no impact on the unaudited condensed consolidated interim financial information in relation to this matter.
The Company reaffirms its commitment to tax compliance and will continue to carry out the necessary actions to ensure the proper implementation of the new rule in the jurisdictions where it operates, in line with global best practices and current legislation.